780 NORTH WATER STREET MILWAUKEE, WI 53202-3590 TEL 414-273-3500 FAX 414-273-5198 www.gklaw.com GODFREY & KAHN, S.C. MILWAUKEE APPLETON GREEN BAY WAUKESHA LAFOLLETTE GODFREY & KAHN MADISON

January 31, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:

Kopp Funds, Inc. (Registration Nos. 333-29687; 811-8267)

Ladies and Gentlemen:

In lieu of filing the form of Prospectuses and the form of Statement of Additional Information which will be used by Kopp Funds, Inc. (the “Company”) after the effective date of Post-Effective Amendment No. 15 to the Company’s Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (1) the form of Prospectuses and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Company would not have differed from the Prospectuses and Statement of Additional Information contained in the Company’s Post-Effective Amendment No. 15 and (2) the text of the Company’s Post-Effective Amendment No. 15 was filed electronically on January 27, 2006 (which became effective immediately upon filing).

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer

Christopher M. Cahlamer

cc:

John P. Flakne

Cheryl L. King

Pamela M. Krill

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